Analysis of performance by segment (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of performance by segment
Schedule of segment results

		2021 $m		2020 $m
	Note	Half year		Half year
Continuing operations:
China JV		139		101
Hong Kong		460		412
Indonesia		225		249
Malaysia		184		158
Singapore		320		262
Growth markets and othernote (ii)		479		404
Eastspring		162		143
Other income and expenditure:
Investment return and other income		—		8
Interest payable on core structural borrowings		(164)		(153)
Corporate expenditurenote(iii)		(157)		(201)
Total other income and expenditure		(321)		(346)
Restructuring and IFRS 17 implementation costsnote (iv)		(77)		(97)
Adjusted operating profit	B1.3	1,571		1,286
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(212)		(418)
Amortisation of acquisition accounting adjustments		(2)		(2)
(Loss) gain attaching to corporate transactions	D1.1	(94)		—
Profit before tax attributable to shareholders		1,263		866
Tax charge attributable to shareholders' returns	B3	(193)		(244)
Profit from continuing operations		1,070		622
Loss from discontinued US operations	D1.2	(5,707)		(88)
(Loss) profit for the period		(4,637)		534
Attributable to:
Equity holders of the Company:
From continuing operations		1,063		600
From discontinued US operations		(5,073)		(88)
		(4,010)		512
Non-controlling interests:
From continuing operations		7		22
From discontinued US operations		(634)		—
		(627)		22
(Loss) profit for the period		(4,637)		534

Basic earnings per share (in cents)		2021		2020
	Note	Half year		Half year
	B4
Based on adjusted operating profit, net of tax and non-controlling interest, from continuing operations		51.6	¢	38.1	¢
Based on profit from continuing operations, net of non-controlling interest		40.9	¢	23.1	¢
Based on loss from discontinued US operations, net of non-controlling interest		(195.1)	¢	(3.4)	¢

Notes

(i)	Segment results are attributed to the shareholders of the Group before deducting the amount attributable to the non-controlling interests. This presentation is applied consistently throughout the document.
(ii)	For growth markets and other, adjusted operating profit includes other items of $167 million (half year 2020: $104 million) which primarily comprises of taxes for life joint ventures and associates and other non-recurring items.
(iii)	Corporate expenditure as shown above is for head office functions in London and Hong Kong.
(iv)	Restructuring and IFRS 17 implementation costs include those incurred in insurance and asset management operations of $(33) million (half year 2020: $(33) million).

Schedules of short-term fluctuations in investment returns on shareholder-backed business

	2021 $m	2020 $m
	Half year	Half year
Total segment (insurance and asset management operations)	(208)	(448)
Unallocated to a segment (central operations)	(4)	30
Total short-term fluctuations in investment returns from continuing operations	(212)	(418)

Schedule of additional segmental analysis of revenue

	Half year 2021 $m
	Insurance operationsnote (i)
					Growth		Inter		Un-
					markets		-segment		allocated	Total
	Hong				and		elimi-	Total	to a	continuing
	Kong	Indonesia	Malaysia	Singapore	other	Eastspring	nation	segment	segment	operations
Gross premiums earned	4,776	871	929	2,934	2,011	—	—	11,521	—	11,521
Outward reinsurance premiums	(767)	(28)	(22)	(55)	(26)	—	—	(898)	—	(898)
Earned premiums, net of reinsurance	4,009	843	907	2,879	1,985	—	—	10,623	—	10,623
Other incomenote (ii)	24	5	1	10	57	234	—	331	—	331
Total external revenue	4,033	848	908	2,889	2,042	234	—	10,954	—	10,954
Intra-group revenue	—	—	—	—	—	106	(106)	—	—	—
Interest income	528	46	117	462	303	1	—	1,457	—	1,457
Other investment return	(1,230)	(102)	(179)	1,003	(220)	9	—	(719)	—	(719)
Total revenue, net of reinsurance	3,331	792	846	4,354	2,125	350	(106)	11,692	—	11,692

	Half year 2020 $m
	Insurance operationsnote (i)
					Growth		Inter		Un-
					markets		-segment		allocated	Total
	Hong				and		elimi-	Total	to a	continuing
	Kong	Indonesia	Malaysia	Singapore	other	Eastspring	nation	segment	segment	operations
Gross premiums earned	5,450	863	839	2,105	1,693	—	—	10,950	—	10,950
Outward reinsurance premiumsnote (iii)	(385)	(35)	(12)	501	(23)	—	—	46	—	46
Earned premiums, net of reinsurance	5,065	828	827	2,606	1,670	—	—	10,996	—	10,996
Other incomenote (ii)	26	7	3	15	36	200	—	287	18	305
Total external revenue	5,091	835	830	2,621	1,706	200	—	11,283	18	11,301
Intra-group revenue	—	—	—	—	—	81	(81)	—	—	—
Interest income	250	55	108	198	278	3	—	892	13	905
Other investment return	4,457	(727)	(81)	(273)	(145)	5	—	3,236	61	3,297
Total revenue, net of reinsurance	9,798	163	857	2,546	1,839	289	(81)	15,411	92	15,503

Notes

(i)

The China JV segment is a joint venture accounted for using the equity method under IFRS, with the Group’s share of its results net of related tax presented in a single line within the Group’s profit before tax on a net of related tax basis, and therefore not shown in the analysis of revenue line items above. Revenue from external customers of the China JV in half year 2021 is $1,307 million (half year 2020: $980 million).

(ii)

Other income comprises income from external customers and consists primarily of revenue from the Group’s asset management business of $234 million (half year 2020: $200 million from continuing operations). The remaining other income consists primarily of policy fee revenue from external customers.

(iii)	The 2020 outward reinsurance premiums of Singapore included a credit of $542 million for the recapture of previously reinsured business following a change in regulatory requirements.

Schedule of additional segmental analysis of profit after tax from continuing operations

	2021 $m	2020 $m
	Half year	Half year
China JV	148	57
Hong Kong	441	108
Indonesia	179	184
Malaysia	135	135
Singapore	141	246
Growth markets and other	330	192
Eastspring	147	126
Total segment	1,521	1,048
Unallocated to a segment (central operations)*	(451)	(426)
Group total profit after tax from continuing operations	1,070	622
*	Comprising costs attributable to the head office functions in London and Hong Kong including interest costs on core structural borrowings and restructuring and IFRS 17 implementation costs.